Document and Entity Information	Sep. 19, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	EASTMAN CHEMICAL CO
Amendment Flag	false
Entity Central Index Key	0000915389
Document Type	8-K
Document Period End Date	Sep. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-12626
Entity Tax Identification Number	62-1539359
Entity Address, Address Line One	200 South Wilcox Drive
Entity Address, City or Town	Kingsport
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37662
City Area Code	(423)
Local Phone Number	229-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EMN
Security Exchange Name	NYSE
Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.50% Notes Due 2023
Trading Symbol	EMN23
Security Exchange Name	NYSE
A 1.875notesdue November 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes Due 2026
Trading Symbol	EMN26
Security Exchange Name	NYSE